Commitments and Contingencies (Details Textual)	1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended			1 Months Ended					1 Months Ended						6 Months Ended		12 Months Ended
	Jul. 25, 2013 USD ($)	Apr. 20, 2012 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 EUR (€)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 30, 2013 USD ($)	Mar. 31, 2014 Subsequent Event [Member] EUR (€)	Feb. 19, 2014 Subsequent Event [Member] EUR (€)	Jun. 30, 2014 Bellco [Member]	Jun. 30, 2014 Bellco [Member]	Dec. 31, 2013 Bellco [Member]	May 23, 2013 Medica S.p.A [Member] USD ($)	May 23, 2013 Medica S.p.A [Member] EUR (€)	Feb. 04, 2013 Medica S.p.A [Member] USD ($)	Feb. 04, 2013 Medica S.p.A [Member] EUR (€)	Apr. 23, 2012 Medica S.p.A [Member] USD ($)	Apr. 23, 2012 Medica S.p.A [Member] EUR (€)	Jun. 30, 2014 Medica S.p.A [Member] USD ($)	Jun. 30, 2014 Medica S.p.A [Member] EUR (€)	Dec. 31, 2013 Medica S.p.A [Member] USD ($)	Dec. 31, 2013 Medica S.p.A [Member] EUR (€)
Commitments And Contingencies [Line Items]
Number of units under first tier royalty receivable													125,000	125,000	125,000
First tier royalty per unit													2.40	1.75	1.75
Second tier royalty per unit													1.71	1.25	1.25
License agreement product purchases in year one																						$ 400,000	€ 300,000		€ 300,000
License agreement product purchases in year two																						700,000	500,000		500,000
License agreement product purchases in year three																						1,000,000	750,000		750,000
License agreement first installment payment																				700,000	500,000
License agreement second installment payment																		800,000	600,000
License agreement final installment payment																500,000	400,000
Total installment payments																						2,000,000	1,500,000		1,500,000
License agreement options to purchase shares																						300,000	300,000	300,000	300,000
Purchase commitment																						350,000	252,000		532,000
Fair value of stock options granted to Medica					273,000			0	273,000															273,000
Other assets, net of accumulated amortization			1,789,000		1,789,000			1,894,000	2,109,000
Accumulated amortization			462,000		462,000			356,000
Amortization of Other Deferred Charges			105,000		105,000			214,000	142,000
Amortization expense, years two and three								208,000
Royalty rate					3.00%	3.00%		3.00%
Employment Agreement term		4 years
Employee Agreement, annual base salary		350,000
Employee Agreement, discretionary bonus percentage		30.00%
Monthly rent expense										8,000
Lease extension term	1 year
Future renewed monthly rent expense	8,000
Rent expense								108,000	109,000
Upfront Fees And Connection Of First Amendment					612,000	450,000					225,000	225,000
Sales revenue			248,000	391,000	467,000		737,000	1,029,000	1,127,000
Cost of goods sold			$ 142,000	$ 226,000	$ 248,000		$ 421,000	$ 898,000	$ 737,000